Liquidity risk - Schedule of Liabilities Arising From Insurance and Participating Investment Contracts (Details) - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Liabilities Arising From Insurance and Participating Investment Contracts [Line Items]
Remaining contractual undiscounted cash outflows (inflows) that arise from contracts within scope of IFRS 17 that are liabilities	£ (129,687)	£ (121,754)
Liabilities arising from insurance and participating investment contracts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Liabilities Arising From Insurance and Participating Investment Contracts [Line Items]
Remaining contractual undiscounted cash outflows (inflows) that arise from contracts within scope of IFRS 17 that are liabilities	(129,712)	(121,781)
Reinsurance contract liabilities
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Liabilities Arising From Insurance and Participating Investment Contracts [Line Items]
Remaining contractual undiscounted cash outflows (inflows) that arise from contracts within scope of IFRS 17 that are liabilities	25	27
Within 1 year £m
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Liabilities Arising From Insurance and Participating Investment Contracts [Line Items]
Remaining contractual undiscounted cash outflows (inflows) that arise from contracts within scope of IFRS 17 that are liabilities	(1,820)	(1,035)
Within 1 year £m | Liabilities arising from insurance and participating investment contracts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Liabilities Arising From Insurance and Participating Investment Contracts [Line Items]
Remaining contractual undiscounted cash outflows (inflows) that arise from contracts within scope of IFRS 17 that are liabilities	(1,823)	(1,038)
Within 1 year £m | Reinsurance contract liabilities
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Liabilities Arising From Insurance and Participating Investment Contracts [Line Items]
Remaining contractual undiscounted cash outflows (inflows) that arise from contracts within scope of IFRS 17 that are liabilities	3	3
1 to 2 years £m
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Liabilities Arising From Insurance and Participating Investment Contracts [Line Items]
Remaining contractual undiscounted cash outflows (inflows) that arise from contracts within scope of IFRS 17 that are liabilities	(1,938)	(1,289)
1 to 2 years £m | Liabilities arising from insurance and participating investment contracts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Liabilities Arising From Insurance and Participating Investment Contracts [Line Items]
Remaining contractual undiscounted cash outflows (inflows) that arise from contracts within scope of IFRS 17 that are liabilities	(1,941)	(1,292)
1 to 2 years £m | Reinsurance contract liabilities
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Liabilities Arising From Insurance and Participating Investment Contracts [Line Items]
Remaining contractual undiscounted cash outflows (inflows) that arise from contracts within scope of IFRS 17 that are liabilities	3	3
2 to 3 years £m
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Liabilities Arising From Insurance and Participating Investment Contracts [Line Items]
Remaining contractual undiscounted cash outflows (inflows) that arise from contracts within scope of IFRS 17 that are liabilities	(2,313)	(1,948)
2 to 3 years £m | Liabilities arising from insurance and participating investment contracts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Liabilities Arising From Insurance and Participating Investment Contracts [Line Items]
Remaining contractual undiscounted cash outflows (inflows) that arise from contracts within scope of IFRS 17 that are liabilities	(2,316)	(1,951)
2 to 3 years £m | Reinsurance contract liabilities
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Liabilities Arising From Insurance and Participating Investment Contracts [Line Items]
Remaining contractual undiscounted cash outflows (inflows) that arise from contracts within scope of IFRS 17 that are liabilities	3	3
3 to 4 years £m
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Liabilities Arising From Insurance and Participating Investment Contracts [Line Items]
Remaining contractual undiscounted cash outflows (inflows) that arise from contracts within scope of IFRS 17 that are liabilities	(2,773)	(2,450)
3 to 4 years £m | Liabilities arising from insurance and participating investment contracts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Liabilities Arising From Insurance and Participating Investment Contracts [Line Items]
Remaining contractual undiscounted cash outflows (inflows) that arise from contracts within scope of IFRS 17 that are liabilities	(2,775)	(2,453)
3 to 4 years £m | Reinsurance contract liabilities
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Liabilities Arising From Insurance and Participating Investment Contracts [Line Items]
Remaining contractual undiscounted cash outflows (inflows) that arise from contracts within scope of IFRS 17 that are liabilities	2	3
4 to 5 years £m
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Liabilities Arising From Insurance and Participating Investment Contracts [Line Items]
Remaining contractual undiscounted cash outflows (inflows) that arise from contracts within scope of IFRS 17 that are liabilities	(3,145)	(2,990)
4 to 5 years £m | Liabilities arising from insurance and participating investment contracts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Liabilities Arising From Insurance and Participating Investment Contracts [Line Items]
Remaining contractual undiscounted cash outflows (inflows) that arise from contracts within scope of IFRS 17 that are liabilities	(3,147)	(2,992)
4 to 5 years £m | Reinsurance contract liabilities
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Liabilities Arising From Insurance and Participating Investment Contracts [Line Items]
Remaining contractual undiscounted cash outflows (inflows) that arise from contracts within scope of IFRS 17 that are liabilities	2	2
Over 5 years £m
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Liabilities Arising From Insurance and Participating Investment Contracts [Line Items]
Remaining contractual undiscounted cash outflows (inflows) that arise from contracts within scope of IFRS 17 that are liabilities	(117,698)	(112,042)
Over 5 years £m | Liabilities arising from insurance and participating investment contracts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Liabilities Arising From Insurance and Participating Investment Contracts [Line Items]
Remaining contractual undiscounted cash outflows (inflows) that arise from contracts within scope of IFRS 17 that are liabilities	(117,710)	(112,055)
Over 5 years £m | Reinsurance contract liabilities
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Liabilities Arising From Insurance and Participating Investment Contracts [Line Items]
Remaining contractual undiscounted cash outflows (inflows) that arise from contracts within scope of IFRS 17 that are liabilities	£ 12	£ 13